Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Description of income tax	The Company's subsidiary, Newater HK, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. Newater HK is subject to tax at 8.25% on assessable profits up to $256,410 (HK$2,000,000) and 16.5% on any part of assessable profits over $256,410 for the year ended December 31, 2019 and 2018, and 16.5% of the estimated assessable profit for the years ended December 31, 2017.
Enterprise income tax rate	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Federal and state income tax at statutory rate	21.00%